Federated Hermes Adjustable Rate Fund
(formerly, Federated Adjustable Rate Securities Fund)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—45.4%
		Federal Home Loan Mortgage Corporation—11.7%
$ 163,034	[1]	REMIC, Series 2380, Class FL, 0.740% (1-month USLIBOR +0.600%), 11/15/2031	$164,575
159,181	[1]	REMIC, Series 2434, Class FA, 1.140% (1-month USLIBOR +1.000%), 3/15/2032	162,916
69,135	[1]	REMIC, Series 2448, Class FA, 1.140% (1-month USLIBOR +1.000%), 1/15/2032	70,706
73,148	[1]	REMIC, Series 2452, Class FC, 1.140% (1-month USLIBOR +1.000%), 1/15/2032	74,809
202,554	[1]	REMIC, Series 2459, Class FP, 1.140% (1-month USLIBOR +1.000%), 6/15/2032	207,190
50,028	[1]	REMIC, Series 2470, Class EF, 1.140% (1-month USLIBOR +1.000%), 3/15/2032	51,202
236,819	[1]	REMIC, Series 2475, Class F, 1.140% (1-month USLIBOR +1.000%), 2/15/2032	242,374
185,823	[1]	REMIC, Series 2475, Class FD, 0.690% (1-month USLIBOR +0.550%), 6/15/2031	188,108
155,997	[1]	REMIC, Series 2480, Class NF, 1.140% (1-month USLIBOR +1.000%), 1/15/2032	159,577
49,261	[1]	REMIC, Series 2498, Class AF, 1.140% (1-month USLIBOR +1.000%), 3/15/2032	50,417
203,284	[1]	REMIC, Series 3085, Class UF, 0.590% (1-month USLIBOR +0.450%), 12/15/2035	205,361
427,385	[1]	REMIC, Series 3156, Class HF, 0.625% (1-month USLIBOR +0.485%), 8/15/2035	431,925
673,756	[1]	REMIC, Series 3208, Class FD, 0.548% (1-month USLIBOR +0.400%), 8/15/2036	678,532
655,546	[1]	REMIC, Series 3208, Class FG, 0.548% (1-month USLIBOR +0.400%), 8/15/2036	660,194
160,215	[1]	REMIC, Series 3213, Class GF, 0.570% (1-month USLIBOR +0.430%), 9/15/2036	161,659
886,263	[1]	REMIC, Series 3284, Class AF, 0.450% (1-month USLIBOR +0.310%), 3/15/2037	888,737
1,396,088	[1]	REMIC, Series 3314, Class FE, 0.410% (1-month USLIBOR +0.270%), 5/15/2037	1,396,685
456,463	[1]	REMIC, Series 3380, Class FP, 0.490% (1-month USLIBOR +0.350%), 11/15/2036	458,937
525,007	[1]	REMIC, Series 3550, Class GF, 0.890% (1-month USLIBOR +0.750%), 7/15/2039	534,952
739,501	[1]	REMIC, Series 3556, Class FA, 1.050% (1-month USLIBOR +0.910%), 7/15/2037	756,926
279,374	[1]	REMIC, Series 3593, Class CF, 0.740% (1-month USLIBOR +0.600%), 2/15/2036	283,653
2,480,610	[1]	REMIC, Series 4452, Class FP, 0.440% (1-month USLIBOR +0.300%), 10/15/2043	2,483,743
3,406,946	[1]	REMIC, Series 4508, Class CF, 0.540% (1-month USLIBOR +0.400%), 9/15/2045	3,433,325
2,172,316	[1]	REMIC, Series 4915, Class FG, 0.600% (1-month USLIBOR +0.450%), 9/25/2049	2,187,544
1,047,410	[1]	REMIC, Series 4959, Class JF, 0.600% (1-month USLIBOR +0.450%), 3/25/2050	1,054,323
3,869,181	[1]	REMIC, Series 4998, Class KF, 0.437% (Secured Overnight Financing Rate +0.350%), 8/25/2050	3,878,543
		TOTAL	20,866,913
		Federal National Mortgage Association—30.8%
28,604		REMIC, Series 1995-17, Class B, 2.213%, 2/25/2025	28,722
177,608	[1]	REMIC, Series 2001-32, Class FA, 0.700% (1-month USLIBOR +0.550%), 7/25/2031	179,456
70,042	[1]	REMIC, Series 2001-57, Class FA, 0.600% (1-month USLIBOR +0.450%), 6/25/2031	70,578
56,226	[1]	REMIC, Series 2001-62, Class FC, 0.800% (1-month USLIBOR +0.650%), 11/25/2031	57,097
72,766	[1]	REMIC, Series 2001-71, Class FS, 0.750% (1-month USLIBOR +0.600%), 11/25/2031	73,786
157,674	[1]	REMIC, Series 2002-52, Class FG, 0.650% (1-month USLIBOR +0.500%), 9/25/2032	159,187
379,357	[1]	REMIC, Series 2002-58, Class FG, 1.150% (1-month USLIBOR +1.000%), 8/25/2032	388,528
61,646	[1]	REMIC, Series 2002-60, Class FH, 1.150% (1-month USLIBOR +1.000%), 8/25/2032	63,136
260,453	[1]	REMIC, Series 2002-70, Class FG, 1.050% (1-month USLIBOR +0.900%), 1/25/2032	265,668
122,693	[1]	REMIC, Series 2002-77, Class FA, 1.143% (1-month USLIBOR +1.000%), 12/18/2032	125,642
50,761	[1]	REMIC, Series 2002-77, Class FG, 0.693% (1-month USLIBOR +0.550%), 12/18/2032	51,434
122,541	[1]	REMIC, Series 2002-80, Class FA, 0.893% (1-month USLIBOR +0.750%), 3/18/2032	124,857
165,042	[1]	REMIC, Series 2005-67, Class FM, 0.500% (1-month USLIBOR +0.350%), 8/25/2035	165,631
200,482	[1]	REMIC, Series 2006-11, Class FB, 0.450% (1-month USLIBOR +0.300%), 3/25/2036	201,477
750,363	[1]	REMIC, Series 2006-65, Class DF, 0.500% (1-month USLIBOR +0.350%), 7/25/2036	753,431
285,906	[1]	REMIC, Series 2006-76, Class QF, 0.550% (1-month USLIBOR +0.400%), 8/25/2036	287,981

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 2,090,385	[1]	REMIC, Series 2006-81, Class FA, 0.500% (1-month USLIBOR +0.350%), 9/25/2036	$2,102,977
963,612	[1]	REMIC, Series 2006-85, Class PF, 0.530% (1-month USLIBOR +0.380%), 9/25/2036	970,269
771,027	[1]	REMIC, Series 2006-103, Class FB, 0.550% (1-month USLIBOR +0.400%), 10/25/2036	776,077
1,686,045	[1]	REMIC, Series 2006-123, Class CF, 0.410% (1-month USLIBOR +0.260%), 1/25/2037	1,690,163
2,657,025	[1]	REMIC, Series 2006-W1, Class 2AF1, 0.370% (1-month USLIBOR +0.220%), 2/25/2046	2,624,960
208,223	[1]	REMIC, Series 2007-20, Class F, 0.410% (1-month USLIBOR +0.260%), 3/25/2037	208,497
87,806	[1]	REMIC, Series 2007-102, Class FA, 0.720% (1-month USLIBOR +0.570%), 11/25/2037	89,266
1,693,488	[1]	REMIC, Series 2007-71, Class WF, 0.600% (1-month USLIBOR +0.450%), 7/25/2037	1,709,540
344,372	[1]	REMIC, Series 2007-88, Class FW, 0.700% (1-month USLIBOR +0.550%), 9/25/2037	343,486
409,580	[1]	REMIC, Series 2008-69, Class FB, 1.150% (1-month USLIBOR +1.000%), 6/25/2037	420,716
85,634	[1]	REMIC, Series 2008-75, Class DF, 1.400% (1-month USLIBOR +1.250%), 9/25/2038	88,253
667,899	[1]	REMIC, Series 2009-78, Class UF, 0.920% (1-month USLIBOR +0.770%), 10/25/2039	681,790
1,148,419	[1]	REMIC, Series 2009-87, Class FX, 0.900% (1-month USLIBOR +0.750%), 11/25/2039	1,170,226
1,412,541	[1]	REMIC, Series 2009-87, Class HF, 1.000% (1-month USLIBOR +0.850%), 11/25/2039	1,444,312
1,930,626	[1]	REMIC, Series 2009-106, Class FN, 0.900% (1-month USLIBOR +0.750%), 1/25/2040	1,965,287
585,893	[1]	REMIC, Series 2010-39, Class EF, 0.670% (1-month USLIBOR +0.520%), 6/25/2037	592,984
3,673,311	[1]	REMIC, Series 2010-68, Class BF, 0.650% (1-month USLIBOR +0.500%), 7/25/2040	3,720,411
2,351,354	[1]	REMIC, Series 2011-4, Class PF, 0.700% (1-month USLIBOR +0.550%), 2/25/2041	2,378,924
713,057	[1]	REMIC, Series 2012-65, Class FB, 0.670% (1-month USLIBOR +0.520%), 6/25/2042	722,016
2,914,195	[1]	REMIC, Series 2012-130, Class DF, 0.550% (1-month USLIBOR +0.400%), 12/25/2042	2,927,740
2,660,431	[1]	REMIC, Series 2014-20, Class FB, 0.550% (1-month USLIBOR +0.400%), 4/25/2044	2,679,836
1,891,901	[1]	REMIC, Series 2016-32, Class FA, 0.550% (1-month USLIBOR +0.400%), 10/25/2034	1,905,391
1,296,316	[1]	REMIC, Series 2016-83, Class FA, 0.650% (1-month USLIBOR +0.500%), 11/25/2046	1,305,979
3,535,866	[1]	REMIC, Series 2018-15, Class JF, 0.450% (1-month USLIBOR +0.300%), 3/25/2048	3,547,496
4,913,343	[1]	REMIC, Series 2018-70, Class HF, 0.500% (1-month USLIBOR +0.350%), 10/25/2058	4,933,512
3,698,309	[1]	REMIC, Series 2019-33, Class FB, 0.600% (1-month USLIBOR +0.450%), 7/25/2049	3,721,751
1,489,946	[1]	REMIC, Series 2019-41, Class FC, 0.600% (1-month USLIBOR +0.450%), 8/25/2049	1,499,318
2,711,894	[1]	REMIC, Series 2019-42, Class LF, 0.500% (1-month USLIBOR +0.350%), 8/25/2049	2,729,819
2,850,737	[1]	REMIC, Series 2020-34, Class FA, 0.600% (1-month USLIBOR +0.450%), 6/25/2050	2,872,579
		TOTAL	54,820,186
		Government National Mortgage Association—2.9%
598,087	[1]	REMIC, Series 2012-42, Class HF, 0.516% (1-month USLIBOR +0.370%), 3/20/2042	600,829
4,531,432	[1]	REMIC, Series 2015-119, Class FN, 0.396% (1-month USLIBOR +0.250%), 8/20/2045	4,527,898
		TOTAL	5,128,727
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $80,278,197)	80,815,826
	[1]	ADJUSTABLE RATE MORTGAGES—22.4%
		Federal Home Loan Mortgage Corporation ARM—8.1%
132,454		2.370%, 2/1/2036	138,421
2,166,919		2.679%, 7/1/2034	2,235,519
1,142,555		2.823%, 11/1/2034	1,204,311
1,433,603		2.826%, 7/1/2036	1,497,565
991,795		3.034%, 8/1/2035	1,045,403
1,338,585		3.072%, 10/1/2033	1,404,523
1,062,193		3.109%, 7/1/2038	1,105,875
582,440		3.182%, 5/1/2035	605,382
1,309,394		3.318%, 7/1/2035	1,374,295
758,843		3.326%, 4/1/2037	799,860
791,956		3.670%, 12/1/2034	831,461
826,263		3.750%, 4/1/2034	870,924

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation ARM—continued
$ 1,280,676		3.779%, 2/1/2035	$1,340,228
		TOTAL	14,453,767
		Federal National Mortgage Association ARM—14.2%
740,250		1.780%, 10/1/2034	759,887
261,548		1.940%, 10/1/2037	269,762
882,817		2.114%, 8/1/2034	906,998
828,228		2.200%, 5/1/2039	858,413
75,077		2.220%, 10/1/2033	76,516
170,938		2.227%, 10/1/2035	178,280
324,940		2.251%, 9/1/2033	331,760
143,278		2.315%, 11/1/2040	150,728
326,141		2.398%, 10/1/2035	343,505
232,412		2.424%, 7/1/2035	241,544
585,813		2.519%, 6/1/2034	602,041
366,881		2.622%, 7/1/2034	385,529
288,400		2.668%, 7/1/2035	301,252
328,597		2.670%, 6/1/2033	344,661
262,525		2.683%, 7/1/2039	275,080
64,725		2.724%, 5/1/2038	67,018
343,803		2.765%, 5/1/2035	359,112
340,272		2.808%, 1/1/2035	353,084
125,313		2.820%, 11/1/2035	130,095
2,160,200		2.879%, 8/1/2039	2,255,649
1,504,728		2.950%, 5/1/2035	1,572,931
33,124		2.963%, 4/1/2034	34,436
620,148		3.011%, 7/1/2035	649,638
1,110,226		3.025%, 5/1/2036	1,164,957
115,056		3.034%, 5/1/2035	119,586
62,363		3.079%, 2/1/2036	65,138
1,516,562		3.111%, 7/1/2034	1,598,533
487,073		3.132%, 10/1/2037	511,546
372,047		3.134%, 7/1/2035	392,156
620,855		3.143%, 1/1/2035	651,206
2,701,747		3.250%, 8/1/2035	2,836,160
59,218		3.292%, 7/1/2027	62,218
918,960		3.292%, 10/1/2035	968,630
828,865		3.295%, 7/1/2035	869,934
118,101		3.435%, 7/1/2036	121,871
404,394		3.487%, 5/1/2035	425,527
144,698		3.571%, 12/1/2034	149,976
584,982		3.655%, 12/1/2034	612,936
215,087		3.685%, 2/1/2036	225,868
1,081,701		3.820%, 2/1/2042	1,140,168
271,288		3.840%, 12/1/2033	285,951
839,267		3.904%, 1/1/2040	882,502
519,566		3.960%, 11/1/2039	546,643
187,705		4.182%, 6/1/2035	197,851
		TOTAL	25,277,276
		Government National Mortgage Association ARM—0.1%
18,118		2.250%, 7/20/2023	18,323

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association ARM—continued
$ 21,085		2.250%, 9/20/2023	$21,336
16,126		2.875%, 5/20/2029	16,564
16,153		3.000%, 1/20/2022	16,279
23,302		3.000%, 2/20/2023	23,592
22,842		3.000%, 3/20/2023	23,132
10,459		3.000%, 1/20/2030	10,818
17,982		3.125%, 11/20/2023	18,216
24,810		3.125%, 10/20/2029	25,434
		TOTAL	173,694
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $39,812,700)	39,904,737
		ASSET-BACKED SECURITIES—12.2%
	[1]	Auto Receivables—3.1%
1,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class A2, 0.640% (1-month USLIBOR +0.500%), 9/15/2025	1,501,677
3,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class A1, 0.790% (1-month USLIBOR +0.650%), 2/15/2024	3,361,388
604,773		Santander Drive Auto Receivables Trust 2020-1, Class A2B, 1.690% (1-month USLIBOR +1.550%), 1/17/2023	607,677
		TOTAL	5,470,742
	[1]	Credit Card—7.7%
3,000,000		American Express Credit Account Master Trust 2018-5, Class A, 0.480% (1-month USLIBOR +0.340%), 12/15/2025	3,008,194
3,250,000		American Express Credit Account Master Trust 2018-9, Class A, 0.520% (1-month USLIBOR +0.380%), 4/15/2026	3,265,075
2,270,000		Discover Card Execution Note Trust 2017-A5, Class A5, 0.740% (1-month USLIBOR +0.600%), 12/15/2026	2,284,078
3,150,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.500% (1-month USLIBOR +0.360%), 4/15/2025	3,159,336
2,000,000		First National Master Note Trust 2018-1, Class A, 0.600% (1-month USLIBOR +0.460%), 10/15/2024	2,000,907
		TOTAL	13,717,590
		Student Loans—1.4%
925,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	934,010
1,112,281	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	1,119,001
465,679	[1]	Sofi Professional Loan Program LLC, Class A1, 1.900% (1-month USLIBOR +1.750%), 8/25/2036	471,246
		TOTAL	2,524,257
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,634,625)	21,712,589
		MORTGAGE-BACKED SECURITIES—11.6%
		Federal Home Loan Mortgage Corporation—5.1%
1,923,632		1.500%, 8/1/2035	1,973,311
2,915,583		1.500%, 9/1/2035	2,990,880
2,981,056		1.500%, 12/1/2035	3,058,044
906,850		4.000%, 9/1/2047	972,884
		TOTAL	8,995,119
		Federal National Mortgage Association—3.0%
1,425,606		2.500%, 12/1/2034	1,482,261
597,678		3.000%, 8/1/2023	625,523
2,967,571		4.000%, 3/1/2048	3,179,952
92,165		5.000%, 1/1/2024	96,470
		TOTAL	5,384,206
		Uniform Mortgage-Backed Securities, TBA—3.5%
6,000,000	[2]	2.000%, 12/16/2035	6,246,165
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,219,084)	20,625,490

Principal Amount or Shares			Value
		U.S. TREASURY—3.4%
		U.S. Treasury Notes—3.4%
$ 6,000,000	[1]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.154%), 12/1/2020 (IDENTIFIED COST $6,009,152)	$6,009,113
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Agency Commercial Mortgage-Backed Securities—1.8%
1,500,000		FHLMC REMIC, Series KF90, Class AS, 0.467% (Secured Overnight Financing Rate +0.380%), 9/25/2030	1,500,000
232,224		FHLMC REMIC, Series KS02, Class A, 0.520% (1-month USLIBOR +0.380%), 8/25/2023	232,290
1,361,233		FNMA REMIC, Series 2020-M5, Class FA, 0.610% (1-month USLIBOR +0.460%), 1/25/2027	1,364,997
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,091,537)	3,097,287
		NON-AGENCY MORTGAGE-BACKED SECURITY—0.5%
		Non-Agency Mortgage-Backed Securities—0.5%
939,193		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043 (IDENTIFIED COST $939,194)	921,855
		INVESTMENT COMPANY—13.3%
23,686,278		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3] (IDENTIFIED COST $23,686,278)	23,686,278
		TOTAL INVESTMENT IN SECURITIES—110.6% (IDENTIFIED COST $195,670,767)	196,773,175
		OTHER ASSETS AND LIABILITIES - NET—(10.6)%[4]	(18,853,522)
		TOTAL NET ASSETS—100%	$177,919,653
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2020	$13,299,121
Purchases at Cost	$46,678,083
Proceeds from Sales	$(36,290,926)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2020	$23,686,278
Shares Held as of 11/30/2020	23,686,278
Dividend Income	$1,051

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of the To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$80,815,826	$—	$80,815,826
Adjustable Rate Mortgages	—	39,904,737	—	39,904,737
Asset-Backed Securities	—	21,712,589	—	21,712,589
Mortgage-Backed Securities	—	20,625,490	—	20,625,490
U.S. Treasury	—	6,009,113	—	6,009,113
Commercial Mortgage-Backed Securities	—	3,097,287	—	3,097,287
Non-Agency Mortgage-Backed Security	—	921,855	—	921,855
Investment Company	23,686,278	—	—	23,686,278
TOTAL SECURITIES	$23,686,278	$173,086,897	$—	$196,773,175

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit